Unaudited Condensed Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2017 CNY (¥) ¥ / shares	Sep. 30, 2016 CNY (¥) ¥ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2017 CNY (¥) ¥ / shares	Sep. 30, 2016 CNY (¥) ¥ / shares
Unaudited Condensed Consolidated Statements of Comprehensive Income
Revenues	$ 35,257	¥ 234,572	¥ 184,140	$ 68,958	¥ 458,794	¥ 357,092
Direct costs	(6,860)	(45,644)	(39,088)	(13,592)	(90,426)	(76,521)
Gross profit	28,397	188,928	145,052	55,366	368,368	280,571
Operating expenses
Research and development	(551)	(3,664)	(2,377)	(953)	(6,343)	(4,326)
Sales and marketing	(8,440)	(56,152)	(39,642)	(14,970)	(99,602)	(77,834)
General and administrative	(7,934)	(52,784)	(48,289)	(15,501)	(103,134)	(91,532)
Total operating expenses	(16,925)	(112,600)	(90,308)	(31,424)	(209,079)	(173,692)
Operating income	11,472	76,328	54,744	23,942	159,289	106,879
Other (expenses)/income, net
Interest income	870	5,790	4,438	1,596	10,617	8,715
Interest expense			(29,801)	(490)	(3,257)	(58,634)
Foreign currency exchange (losses)/gains	17	110	(15)	17	111	120
Others	149	993	576	322	2,142	728
Total other (expenses)/income, net	1,036	6,893	(24,802)	1,445	9,613	(49,071)
Income before income tax	12,508	83,221	29,942	25,387	168,902	57,808
Income tax expense	(2,183)	(14,525)	(12,639)	(4,547)	(30,246)	(24,315)
Net income	10,325	68,696	17,303	20,840	138,656	33,493
Net income attributable to non-controlling interests	(165)	(1,101)	(662)	(289)	(1,926)	(1,130)
Net income attributable to China Cord Blood Corporation's shareholders	$ 10,160	¥ 67,595	¥ 16,641	$ 20,551	¥ 136,730	¥ 32,363
Earnings per share:
Basic | (per share)	$ 0.09	¥ 0.60	¥ 0.22	$ 0.18	¥ 1.22	¥ 0.44
Diluted | (per share)	$ 0.09	¥ 0.60	¥ 0.22	$ 0.18	¥ 1.22	¥ 0.44
Other comprehensive losses, net of nil income taxes
Foreign currency translation adjustments	$ (1,259)	¥ (8,376)	¥ (1,400)	$ (3,022)	¥ (20,107)	¥ (8,360)
Unrealized holding losses in available-for-sale equity securities	(2,790)	(18,562)	(10,507)	(4,582)	(30,487)	(16,977)
Total other comprehensive losses	(4,049)	(26,938)	(11,907)	(7,604)	(50,594)	(25,337)
Comprehensive income	6,276	41,758	5,396	13,236	88,062	8,156
Comprehensive income attributable to non-controlling interests	(165)	(1,101)	(662)	(289)	(1,926)	(1,130)
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 6,111	¥ 40,657	¥ 4,734	$ 12,947	¥ 86,136	¥ 7,026